Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax
Schedule of current and deferred portion of income tax expenses

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current tax expenses	1,388,714	1,780,818	2,552,819
Deferred tax expenses	244,616	157,782	292,542
Total	1,633,330	1,938,600	2,845,361

Schedule of reconciliations of differences between PRC statutory income tax rate and effective income tax rate

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Statutory income tax rate	25.00%	25.00%	25.00%
Preferential tax rates	(4.29)%	(7.22)%	(7.42)%
Research & development super deduction	(2.42)%	(1.05)%	(1.16)%
Non-deductible expenses	0.66%	0.82%	2.80%
Different tax rates of operations in other jurisdictions	0.40%	0.36%	0.27%
Valuation allowance on deferred tax assets	0.10%	0.03%	0.03%
True up (1)	0.25%	(1.69)%	0.17%
Withholding tax on the earnings distributed	—	1.89%	4.44%
Others	0.01%	0.00%	0.24%
	19.71%	18.14%	24.37%

Note (1): WFOE applied for the Key Software Enterprise status in early 2023. After the approval by the relevant tax authority in 2023, WFOE was entitled to a preferential tax rate of 10% retroactively for the year ended December 31, 2022, resulting in an income tax expense decrease of RMB207,142 for the year ended December 31,2023.

Schedule of effect of the tax holiday on the income per share

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB

Tax saving amount due to preferential tax rates	355,489	978,866	866,326
Income per share effect- basic	0.44	1.21	1.08
Income per share effect- diluted	0.43	1.17	1.03

Schedule of components of deferred income tax assets and liabilities

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets:
Accrued payroll and expense	206,180	270,887
Net loss carryforward	386,749	375,482
Financial subsidy	20,009	44,468
Depreciation for property and equipment	179,774	201,282
Unrealized gain from intragroup transactions	20,545	—
Provision for allowance for credit losses	121,898	151,878
Deferred tax assets in subtotal	935,155	1,043,997
Valuation allowance on deferred tax assets	(55,383)	(59,430)
Total deferred tax assets	879,772	984,567

Deferred tax liabilities:
Difference in basis of land use rights	(131,412)	(107,612)
Difference in basis of property and equipment	(299,529)	(447,865)
Difference in basis of intangible assets	(3,859)	(2,836)
Unrealized investment gain	(900)	(2,744)
Dividend withholding tax	(202,500)	(453,488)
Total deferred tax liabilities	(638,200)	(1,014,545)